Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock Based Compensation [Abstract]
Schedule of Share Option Plan	The following is a summary of the status of the Company’s share option plan as of December 31, 2023, as well as changes during the year:
	December 31, 2023
	Number of Options	Weighted- Average Exercise price
Options outstanding at the beginning of the year	13,948,149	$0.85
Granted during the year	300,750	$3.76
Exercised during the year	(2,647,907)	$0.57
Expired during the year	(19,876)	$0.75
Forfeited during the year	(254,173)	$1.59
Outstanding at the end of the year	11,326,943	$0.75
Options exercisable at year-end	10,290,733	$0.89

Schedule of Summarizes Information About Share Options Outstanding	The following table summarizes information about share options outstanding as of December 31, 2023:
Outstanding as of December 31, 2023					Exercisable as of December 31, 2023
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	10,880,051	4.80	$0.79	18,097	10,067,076	4.66	$0.78	16,780
$1.87	3,313	7.03	$1.87	2	2,277	7.03	$1.87	1
$2.10	16,563	1.00	$2.10	6	16,563	1.00	$2.10	6
$2.40	1,474	6.50	$2.40	-	246	6.50	$2.40	-
$4.99	196,625	6.04	$4.99	-	64,038	6.04	$4.99	-
$5.36	140,000	5.50	$5.36	-	52,500	5.50	$5.36	-
$7.58	85,380	5.04	$7.58	-	85,380	5.04	$7.58	-
$9.07	3,537	4.96	$9.07	-	2,653	4.96	$9.07	-

Schedule of Options Granted Estimate the Fair Value of Stock-Based Compensation Awards	The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:
	2023	2022
Expected term	4-5	4-6
Expected volatility	48.35%-63.84%	46.71%-47.71%
Expected dividend rate	0%	0%
Risk-free rate	3.62%-4.21%	1.31%-3.00%

Schedule of Classification of the Stock Options Expenses	The following table presents the classification of the stock options expenses for the periods indicated:
	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Cost of revenue	183	233	158
Research and development	1,158	1,766	1,684
Sales and marketing	1,120	1,317	1,162
General and administrative	2,641	2,844	6,819
Total stock-based compensation -Stock Options	5,102	6,160	9,823

Schedule of Company’s RSU’s	The following is a summary of the status of the Company’s RSU’s as of December 31, 2023, as well as changes during the year:
	December 31, 2023
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	3,779,716	$6.08
Granted during the year	4,377,951	$4.80
Vested during the year	(1,630,223)	$6.11
Forfeited during the year	(1,085,131)	$5.41
Outstanding at the end of the year	5,442,313	$5.26

Schedule of Classification of RSU's Expenses
	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Cost of revenue	606	317	6
Research and development	5,141	3,034	22
Sales and marketing	2,399	1,302	4
General and administrative	1,778	1,276	14
Total stock-based compensation-RSUs	9,924	5,929	46